Costs - Purchase, services and other charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs
Production costs - raw, ancillary and consumable materials and goods	€ 51,014	€ 54,204	€ 58,170
Production costs - services	12,433	12,217	11,512
Lease expense and other	1,356	1,512	1,432
Net provisions for contingencies	1,117	1,397	1,369
Other expenses	1,694	2,073	1,746
Purchase, services and other charges gross	67,614	71,403	74,229
capitalized direct costs associated with self-constructed assets - tangible assets	(368)	(227)	(367)
capitalized direct costs associated with self-constructed assets - intangible assets	(190)	(62)	(26)
Purchases, services and other	€ 67,056	€ 71,114	€ 73,836